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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 03/31/05

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Litespeed Management LLC

Address: 237 Park Ave, 9th Floor
         New York, NY 10017



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Morley
Title: Client Service Representative
Phone: 212-713-9117


Signature, Place, and Date of Signing:

James Morley                    New York, NY                    5/9/05
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]



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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]







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                           FORM 13F INFORMATION TABLE


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  ITEM 6
      ITEM 1                 ITEM 2   ITEM 3       ITEM 4         ITEM 5       INVEST. DISC.       ITEM 7             ITEM 8
------------------          --------  -------      -------      ----------  --------------------   -------    ---------------------
                             TITLE                  FAIR         SHARES OF                 SHARED
                               OF     CUSIP         MARKET       PRINCIPAL    SOLE  SHARED  OTHER   OTHER        VOTING AUTHORITY
  NAME OF ISSUER             CLASS    NUMBER        VALUE          AMOUNT     (A)     (B)    (C)   MANAGERS    SOLE    SHARED  NONE
------------------          --------  --------     --------      ---------   ------  -----  -----  --------   -------  -----   ----
-----------------------------------------------------------------------------------------------------------------------------------
BEVERLY ENTERPRISES INC     COMMON   087851309     3,935,602.00    317,900 N    X                   LITE        317,900   0    0
BIOVERIS CORPORATION        OTC EQ   090676107     1,600,949.00    303,210 N    X                   LITE        303,210   0    0
CALIFORNIA COASTAL CMNTYS   OTC EQ   129915203     2,372,555.00     90,694 N    X                   LITE         90,694   0    0
CCC INFORMATION SERVICES G  OTC EQ   12487Q109     8,116,549.00    355,210 N    X                   LITE        355,210   0    0
EASTMAN KODK CO             COMMON   277461109        70,000.00    100,000 C    X                   LITE        100,000   0    0
EAGLE MATERIALS INC         OTC EQ   26969P207     5,910,000.00     75,000 N    X                   LITE         75,000   0    0
HOLLINGER INTERNATIONAL     COMMON   435569108     7,256,130.00    665,700 N    X                   LITE        665,700   0    0
ISHARES TR RUSSELL 2000     COMMON   464287655     1,942,500.00    600,000 C    X                   LITE        300,000   0    0
JOHNSON OUTDOORS INC CL A   OTC EQ   479167108     4,028,204.00    212,346 N    X                   LITE        212,346   0    0
ADESA INC                   COMMON   00686U104     4,945,312.00    211,700 N    X                   LITE        211,700   0    0
KANSAS CITY SOUTHERN INDS   COMMON   485170302    12,427,386.00    821,100 N    X                   LITE        621,100   0    0
MILLENNIUM BANKSHARES CORP  OTC EQ   60037B106     1,159,392.00    136,399 N    X                   LITE        136,399   0    0
MAGNA ENTERTAINMENT CORP    OTC EQ   559211107    11,012,704.00  1,793,600 N    X                   LITE      1,793,600   0    0
ALTRIA GROUP INC            COMMON   02209S103     7,912,190.00    121,000 N    X                   LITE        121,000   0    0
MONOLITHIC SYSTEM TECH INC  OTC EQ   609842109     8,471,300.00  1,466,376 N    X                   LITE      1,446,376   0    0
MAYTAG CORP                 COMMON   578592107       775,000.00    310,000 P    X                   LITE        310,000   0    0
NEIGHBORCARE INC            OTC EQ   64015Y104       330,938.00    176,500 P    X                   LITE        176,500   0    0
NORTHWESTERN CORP           OTC EQ   668074115        77,565.00     23,866 N    X                   LITE         23,866   0    0
PAXSON COMMUNICATIONS CORP  COMMON   704231109       113,160.00    164,000 N    X                   LITE        164,000   0    0
PACKAGING DYNAMICS CORP     OTC EQ   695160101     5,388,962.00    385,201 N    X                   LITE        385,201   0    0
PRICE COMMUNICATIONS CORP   COMMON   741437305     5,052,548.00    288,717 N    X                   LITE        288,717   0    0
NASDAQ 100 TR               COMMON   631100104     1,035,000.00    900,000 C    X                   LITE        300,000   0    0
RETEK INC                   OTC EQ   76128Q109     2,854,000.00    290,000 N    X                   LITE        250,000   0    0
GRUPO TMM S A DE CV         COMMON   40051D105     8,478,342.00  2,770,700 N    X                   LITE      2,770,700   0    0
THOMSON MULTIMEDIA          COMMON   885118109     7,670,700.00    284,100 N    X                   LITE        284,100   0    0
VISTEON CORP                COMMON   92839U107     2,188,125.00  1,025,000 P    X                   LITE      1,025,000   0    0
EXIDE TECHNOLOGIES          OTC EQ   302051206    10,603,039.00    821,941 N    X                   LITE        821,941   0    0
ZILOG INC NEW               OTC EQ   989524301     6,108,662.00  1,186,148 N    X                   LITE      1,186,148   0    0
                                                 --------------
                Total Under Management:          131,836,814.00
                                                 ==============
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